UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08560

Gabelli International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli International Growth Fund, Inc.

Class AAA - GIGRX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024. The International Growth Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC (the Adviser) believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation. The Fund invests in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class AAA	$63	1.26%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Classification. During the period, the Fund saw mixed gains in international markets. An overhanging headwind is the high level of public debt held by most central banks, as well as current geopolitical risks. On the positive side, disinflation continues across markets, with rate cuts occurring in some countries and interest rate volatility beginning to normalize.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Growth Fund, Inc. - Class AAA	MSCI ACWI Index	MSCI EAFE Index	Lipper International Multi-Cap Growth Fund Classification
6/14	10,000	10,000	10,000	10,000
6/15	9,735	10,071	9,618	9,685
6/16	8,991	9,695	8,683	8,894
6/17	10,093	11,516	10,492	10,535
6/18	11,032	12,752	11,265	11,437
6/19	11,660	13,484	11,445	11,515
6/20	12,258	13,768	10,904	11,505
6/21	15,592	19,175	14,494	15,466
6/22	11,722	16,155	11,982	11,575
6/23	14,356	18,825	14,307	13,412
6/24	14,479	22,474	16,037	14,604

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class AAA	1.77%	0.85%	4.42%	3.77%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Index	5.75%	12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification	4.98%	8.89%	4.87%	3.86%

Fund Statistics

  Total Net Assets$19,019,385
  Number of Portfolio Holdings48
  Portfolio Turnover Rate2%
  Management Fees$(41,121)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Novo Nordisk A/S	7.2%
Hermes International SCA	5.9%
Cie Financiere Richemont SA	5.2%
Christian Dior SE	5.0%
Keyence Corp.	4.8%
Investor AB	3.7%
AstraZeneca plc	3.7%
L'Oreal SA	3.5%
SMC Corp.	2.8%
Nestlé SA	2.6%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.2%
Health Care	20.2%
Consumer Staples	14.0%
Materials	11.6%
Industrials	11.0%
Information Technology	10.2%
Financials	7.3%
Communication Services	1.2%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	0.5%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.5%
Other Assets and Liabilities (Net)	0.5%

The Gabelli International Growth Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GIGRX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GIGRX-24-SATSR

The Gabelli International Growth Fund, Inc.

Class C - GCIGX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024. The International Growth Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC (the Adviser) believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation. The Fund invests in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class C	$173	3.47%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Classification. During the period, the Fund saw mixed gains in international markets. An overhanging headwind is the high level of public debt held by most central banks, as well as current geopolitical risks. On the positive side, disinflation continues across markets, with rate cuts occurring in some countries and interest rate volatility beginning to normalize.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Growth Fund, Inc. - Class C	MSCI ACWI Index	MSCI EAFE Index	Lipper International Multi-Cap Growth Fund Classification
6/14	10,000	10,000	10,000	10,000
6/15	9,563	10,071	9,618	9,685
6/16	8,680	9,695	8,683	8,894
6/17	9,580	11,516	10,492	10,535
6/18	10,294	12,752	11,265	11,437
6/19	10,562	13,484	11,445	11,515
6/20	10,786	13,768	10,904	11,505
6/21	13,367	19,175	14,494	15,466
6/22	9,777	16,155	11,982	11,575
6/23	11,598	18,825	14,307	13,412
6/24	11,335	22,474	16,037	14,604

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class C	(0.35)%	(2.27)%	2.37%	2.22%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Index	5.75%	12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification	4.98%	8.89%	4.87%	3.86%

Fund Statistics

  Total Net Assets$19,019,385
  Number of Portfolio Holdings48
  Portfolio Turnover Rate2%
  Management Fees$(41,121)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Novo Nordisk A/S	7.2%
Hermes International SCA	5.9%
Cie Financiere Richemont SA	5.2%
Christian Dior SE	5.0%
Keyence Corp.	4.8%
Investor AB	3.7%
AstraZeneca plc	3.7%
L'Oreal SA	3.5%
SMC Corp.	2.8%
Nestlé SA	2.6%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.2%
Health Care	20.2%
Consumer Staples	14.0%
Materials	11.6%
Industrials	11.0%
Information Technology	10.2%
Financials	7.3%
Communication Services	1.2%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	0.5%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.5%
Other Assets and Liabilities (Net)	0.5%

The Gabelli International Growth Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2024

Class C - GCIGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCIGX-24-SATSR

The Gabelli International Growth Fund, Inc.

Class I - GIIGX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024. The International Growth Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC (the Adviser) believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation. The Fund invests in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class I	$51	1.01%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Classification. During the period, the Fund saw mixed gains in international markets. An overhanging headwind is the high level of public debt held by most central banks, as well as current geopolitical risks. On the positive side, disinflation continues across markets, with rate cuts occurring in some countries and interest rate volatility beginning to normalize.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Growth Fund, Inc. - Class I	MSCI ACWI Index	MSCI EAFE Index	Lipper International Multi-Cap Growth Fund Classification
6/14	10,000	10,000	10,000	10,000
6/15	9,829	10,071	9,618	9,685
6/16	9,184	9,695	8,683	8,894
6/17	10,420	11,516	10,492	10,535
6/18	11,511	12,752	11,265	11,437
6/19	12,196	13,484	11,445	11,515
6/20	12,855	13,768	10,904	11,505
6/21	16,389	19,175	14,494	15,466
6/22	12,352	16,155	11,982	11,575
6/23	15,160	18,825	14,307	13,412
6/24	15,334	22,474	16,037	14,604

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class I	1.91%	1.15%	4.68%	4.37%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Index	5.75%	12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification	4.98%	8.89%	4.87%	3.86%

Fund Statistics

  Total Net Assets$19,019,385
  Number of Portfolio Holdings48
  Portfolio Turnover Rate2%
  Management Fees$(41,121)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Novo Nordisk A/S	7.2%
Hermes International SCA	5.9%
Cie Financiere Richemont SA	5.2%
Christian Dior SE	5.0%
Keyence Corp.	4.8%
Investor AB	3.7%
AstraZeneca plc	3.7%
L'Oreal SA	3.5%
SMC Corp.	2.8%
Nestlé SA	2.6%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.2%
Health Care	20.2%
Consumer Staples	14.0%
Materials	11.6%
Industrials	11.0%
Information Technology	10.2%
Financials	7.3%
Communication Services	1.2%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	0.5%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.5%
Other Assets and Liabilities (Net)	0.5%

The Gabelli International Growth Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2024

Class I - GIIGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GIIGX-24-SATSR

The Gabelli International Growth Fund, Inc.

Class A - GAIGX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024. The International Growth Fund’s investment objective is to provide investors with long term capital appreciation. The Fund’s investment strategy is to invest at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC (the Adviser) believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation. The Fund invests in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class A	$136	2.72%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI AC World Index and its comparatives, the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Classification. During the period, the Fund saw mixed gains in international markets. An overhanging headwind is the high level of public debt held by most central banks, as well as current geopolitical risks. On the positive side, disinflation continues across markets, with rate cuts occurring in some countries and interest rate volatility beginning to normalize.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Growth Fund, Inc. - Class A	MSCI ACWI Index	MSCI EAFE Index	Lipper International Multi-Cap Growth Fund Classification
6/14	10,000	10,000	10,000	10,000
6/15	9,175	10,071	9,618	9,685
6/16	8,991	9,695	8,683	8,894
6/17	10,092	11,516	10,492	10,535
6/18	11,025	12,752	11,265	11,437
6/19	11,503	13,484	11,445	11,515
6/20	11,951	13,768	10,904	11,505
6/21	15,039	19,175	14,494	15,466
6/22	11,197	16,155	11,982	11,575
6/23	13,502	18,825	14,307	13,412
6/24	13,429	22,474	16,037	14,604

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class A	(4.76)%	(6.26)%	1.93%	2.38%
MSCI ACWI Index	11.30%	19.38%	10.76%	8.43%
MSCI EAFE Index	5.75%	12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification	4.98%	8.89%	4.87%	3.86%

Fund Statistics

  Total Net Assets$19,019,385
  Number of Portfolio Holdings48
  Portfolio Turnover Rate2%
  Management Fees$(41,121)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Novo Nordisk A/S	7.2%
Hermes International SCA	5.9%
Cie Financiere Richemont SA	5.2%
Christian Dior SE	5.0%
Keyence Corp.	4.8%
Investor AB	3.7%
AstraZeneca plc	3.7%
L'Oreal SA	3.5%
SMC Corp.	2.8%
Nestlé SA	2.6%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.2%
Health Care	20.2%
Consumer Staples	14.0%
Materials	11.6%
Industrials	11.0%
Information Technology	10.2%
Financials	7.3%
Communication Services	1.2%
Other Industry sectors	1.8%
Other Assets and Liabilities (Net)	0.5%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.5%
Other Assets and Liabilities (Net)	0.5%

The Gabelli International Growth Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2024

Class A - GAIGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAIGX-24-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli International Growth Fund, Inc.

Semiannual Report — June 30, 2024

Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class AAA Share of the Gabelli International Growth Fund, Inc. was 1.8% compared with a total return of 5.8% for the Morgan Stanley Capital International (MSCI) Europe, Australasia, and the Far East (EAFE) Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

Gabelli International Growth Fund, Inc.

Consumer Discretionary	22.2%	Financials	7.3%
Health Care	20.2%	Communication Services	1.2%
Consumer Staples	14.0%	Computer Software and Services	1.0%
Materials	11.6%	Aerospace	0.8%
Industrials	11.0%	Other Assets and Liabilities (Net)	0.5%
Information Technology	10.2%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli International Growth Fund, Inc.
Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.5%
	CONSUMER DISCRETIONARY — 22.2%
1,320	Christian Dior SE	$109,386	$959,840
6,313	Cie Financiere Richemont SA, Cl. A	118,015	986,614
4,000	CTS Eventim AG & Co. KGaA	255,804	332,998
1,200	Fast Retailing Co. Ltd.	83,424	303,530
490	Hermes International SCA	172,978	1,131,716
1,300	Shimano Inc.	176,017	200,907
3,600	Sony Group Corp.	93,529	306,796
		1,009,153	4,222,401

	HEALTH CARE — 20.2%
1,400	Alcon Inc.	107,359	124,449
4,500	AstraZeneca plc	312,600	700,349
1,500	EssilorLuxottica SA	192,211	322,325
1,800	Gerresheimer AG	199,208	193,434
1,900	Hoya Corp.	244,185	222,185
3,900	Novartis AG	186,320	415,239
9,600	Novo Nordisk A/S, Cl. B	240,015	1,373,615
1,150	Roche Holding AG	192,938	318,617
10,200	Sysmex Corp.	240,572	164,648
		1,915,408	3,834,861

	CONSUMER STAPLES — 14.0%
3,170	Danone SA	203,509	194,162
10,500	Diageo plc	142,654	329,637
3,500	Heineken NV	198,510	338,611
9,000	Kobe Bussan Co. Ltd.	132,572	200,484
1,500	L’Oreal SA	159,617	660,248
4,850	Nestlé SA	279,606	495,060
1,600	Pernod Ricard SA	146,442	218,304
4,000	Unilever plc	183,917	219,425
		1,446,827	2,655,931

	MATERIALS — 11.6%
7,000	Agnico Eagle Mines Ltd.	300,641	457,800
1,803	Air Liquide SA	144,825	311,158
24,512	Barrick Gold Corp.	288,918	408,860
5,000	CRH plc	254,141	374,900
6,025	Rio Tinto plc	220,922	395,350
5,000	Wheaton Precious Metals Corp.	235,037	262,100
		1,444,484	2,210,168

	INDUSTRIALS — 11.0%
1,300	DSV A/S	256,584	199,547
12,000	Epiroc AB, Cl. B	127,900	220,270
8,000	FANUC Corp.	162,570	219,622
11,000	Komatsu Ltd.	270,029	321,305
8,000	RELX plc	236,881	366,551
1,250	Siemens AG	203,006	232,657
Shares		Cost	Market Value

1,100	SMC Corp.	$175,033	$524,103
		1,432,003	2,084,055

	INFORMATION TECHNOLOGY — 10.2%
415	ASML Holding NV	285,260	422,954
2,080	Keyence Corp.	128,803	910,371
17,700	Murata Manufacturing Co. Ltd.	219,184	366,538
6,000	STMicroelectronics NV	221,316	235,008
		854,563	1,934,871

	FINANCIALS — 7.3%
1,000	Deutsche Boerse AG	195,225	204,396
26,000	Investor AB, Cl. B	232,792	712,480
579	S&P Global Inc.	113,001	258,234
7,000	UBS Group AG	205,027	205,591
		746,045	1,380,701

	COMMUNICATION SERVICES — 1.2%
8,000	Universal Music Group NV	232,149	237,986

	COMPUTER SOFTWARE AND SERVICES — 1.0%
1,000	SAP SE	188,056	200,876

	AEROSPACE — 0.8%
1,150	Airbus SE	200,722	157,834
	TOTAL COMMON STOCKS	9,469,410	18,919,684

	TOTAL INVESTMENTS — 99.5%	$9,469,410	18,919,684
	Other Assets and Liabilities (Net) — 0.5%		99,701
	NET ASSETS — 100.0%		$19,019,385

Geographic Diversification	% of Market Value	Market Value
Europe	70.9%	$13,417,302
Japan	19.8	3,740,488
North America	9.3	1,761,894
	100.0%	$18,919,684

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $9,469,410)	$18,919,684
Foreign currency, at value (cost $7,727)	7,714
Receivable for Fund shares sold	1,396,798
Receivable for investments sold	116,483
Receivable from Adviser	46,380
Dividends and interest receivable	97,304
Prepaid expenses	21,956
Total Assets	20,606,319
Liabilities:
Payable to bank	14,478
Payable for Fund shares redeemed	1,400,823
Payable for investment advisory fees	32,428
Payable for distribution fees	2,170
Other accrued expenses	137,035
Total Liabilities	1,586,934
Net Assets
(applicable to 782,593 shares outstanding)	$19,019,385
Net Assets Consist of:
Paid-in capital	$9,510,400
Total distributable earnings	9,508,985
Net Assets	$19,019,385
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($8,460,604 ÷ 351,149 shares outstanding; 375,000,000 shares authorized)	$24.09
Class A:
Net Asset Value and redemption price per share ($386,642 ÷ 16,106 shares outstanding; 250,000,000 shares authorized)	$24.01
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$25.47
Class C:
Net Asset Value and offering price per share ($12,204 ÷ 602 shares outstanding; 125,000,000 shares authorized)	$20.27	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($10,159,935 ÷ 414,736 shares outstanding; 125,000,000 shares authorized)	$24.50

Statement of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $26,539)	$205,785
Interest	1,463
Total Investment Income	207,248
Expenses:
Investment advisory fees	97,068
Distribution fees - Class AAA	12,612
Distribution fees - Class A	561
Distribution fees - Class C	72
Legal and audit fees	34,437
Registration expenses	34,301
Shareholder communications expenses	22,697
Shareholder services fees	11,016
Directors’ fees	8,000
Custodian fees	6,876
Interest expense	1,210
Miscellaneous expenses	24,236
Total Expenses	253,086
Less:
Expense reimbursements (See Note 3)	(138,189)
Net Expenses	114,897
Net Investment Income	92,351
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	352,174
Net realized loss on foreign currency transactions	(274)
Net realized gain on investments and foreign currency transactions	351,900
Net change in unrealized appreciation/depreciation:
on investments	(70,510)
on foreign currency translations	(7,768)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(78,278)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	273,622
Net Increase in Net Assets Resulting from Operations	$365,973

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$92,351	$137,386
Net realized gain on investments and foreign currency transactions	351,900	997,558
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(78,278)	1,307,336
Net Increase in Net Assets Resulting from Operations	365,973	2,442,280

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(624,741)
Class A	—	(25,464)
Class C	—	(1,199)
Class I	—	(559,406)
Total Distributions to Shareholders	—	(1,210,810)

Capital Share Transactions:
Class AAA	(2,003,401)	(384,490)
Class A	(141,700)	(22,003)
Class C	(12,851)	(21,694)
Class I	1,081,059	289,919
Net Decrease in Net Assets from Capital Share Transactions	(1,076,893)	(138,268)

Net Increase/(Decrease) in Net Assets	(710,920)	1,093,202
Net Assets:
Beginning of year	19,730,305	18,637,103
End of period	$19,019,385	$19,730,305

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$23.67	$0.10		$0.32	$0.42	$—	$—	$—	$—	$24.09	1.77%	$8,460	0.87	%(e)	2.72	%(e)	1.26	%(e)(f)	2%
2023	22.10	0.15		2.95	3.10	(0.31)	(1.22)	(1.53)	—	23.67	13.98	10,277	0.61		2.76		1.25	(f)	11
2022	28.39	0.14		(6.34)	(6.20)	(0.09)	—	(0.09)	0.00	22.10	(21.84)	9,991	0.60		2.52		1.27	(f)	3
2021	26.87	0.25	(g)	2.16	2.41	(0.51)	(0.38)	(0.89)	—	28.39	8.97	15,353	0.87	(g)	2.16		1.25	(f)	12
2020	22.85	0.07		4.16	4.23	(0.20)	(0.01)	(0.21)	—	26.87	18.50	15,613	0.30		2.44		1.25	(f)	8
2019	19.67	0.60		4.23	4.83	(0.75)	(0.90)	(1.65)	0.00	22.85	24.50	15,021	2.68		2.43		1.26	(f)	6
Class A
2024(d)	$23.76	$(0.07)		$0.32	$0.25	$—	$—	$—	$—	$24.01	1.05%	$387	(0.62	)%(e)	2.72	%(e)	2.72	%(e)	2%
2023	22.23	(0.22)		2.95	2.73	—	(1.20)	(1.20)	—	23.76	12.28	522	(0.90)		2.76		2.75		11
2022	28.80	(0.15)		(6.42)	(6.57)	—	—	—	0.00	22.23	(22.81)	508	(0.68)		2.52		2.51		3
2021	27.26	(0.00	)(b)(g)	2.16	2.16	(0.24)	(0.38)	(0.62)	—	28.80	7.95	779	(0.00	)(g)(h)	2.16		2.16		12
2020	23.28	(0.21)		4.20	3.99	—	(0.01)	(0.01)	—	27.26	17.12	655	(0.92)		2.44		2.44		8
2019	20.03	0.35		4.27	4.62	(0.47)	(0.90)	(1.37)	0.00	23.28	23.02	513	1.56		2.43		2.43		6
Class C
2024(d)	$20.14	$(0.17)		$0.30	$0.13	$—	$—	$—	$—	$20.27	0.65%	$12	(1.65	)%(e)	3.47	%(e)	3.47	%(e)	2%
2023	18.97	(0.31)		2.50	2.19	—	(1.02)	(1.02)	—	20.14	11.53	25	(1.52)		3.51		3.50		11
2022	24.78	(0.29)		(5.52)	(5.81)	—	—	—	0.00	18.97	(23.45)	44	(1.44)		3.27		3.27		3
2021	23.48	(0.15	)(g)	1.83	1.68	—	(0.38)	(0.38)	—	24.78	7.17	126	(0.61	)(g)	2.91		2.91		12
2020	20.21	(0.31)		3.59	3.28	—	(0.01)	(0.01)	—	23.48	16.21	193	(1.54)		3.19		3.19		8
2019	17.48	0.13		3.74	3.87	(0.24)	(0.90)	(1.14)	0.00	20.21	22.11	238	0.66		3.18		3.18		6
Class I
2024(d)	$24.04	$0.14		$0.32	$0.46	$—	$—	$—	$—	$24.50	1.91%	$10,160	1.13	%(e)	2.47	%(e)	1.01	%(e)(f)	2%
2023	22.43	0.21		2.99	3.20	(0.35)	(1.24)	(1.59)	—	24.04	14.25	8,906	0.84		2.51		1.00	(f)	11
2022	28.87	0.19		(6.44)	(6.25)	(0.19)	—	(0.19)	0.00	22.43	(21.63)	8,094	0.85		2.27		1.02	(f)	3
2021	27.31	0.33	(g)	2.18	2.51	(0.57)	(0.38)	(0.95)	—	28.87	9.22	12,143	1.14	(g)	1.91		1.00	(f)	12
2020	23.16	0.11		4.25	4.36	(0.20)	(0.01)	(0.21)	—	27.31	18.81	10,030	0.47		2.19		1.00	(f)	8
2019	19.89	0.70		4.24	4.94	(0.77)	(0.90)	(1.67)	0.00	23.16	24.80	5,947	3.11		2.18		1.01	(f)	6

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during the six months ended June 30, 2024 and years ended December 31, 2023, 2022, 2021, 2020, and 2019. For the six months ended June 30, 2024 and year ended December 31, 2019, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25%, 1.25% (Class AAA), 2.71, 2.42% (Class A), 3.46, 3.17% (Class C), and 1.00%, 1.00% (Class I), respectively. For the years ended December 31, 2023, 2022, 2021, and 2020, there was no impact on the expense ratios.
(d)	For the six months ended June 30, 2024, unaudited.
(e)	Annualized.
(f)	Under an expense reimbursement agreement with the Adviser, for the six months ended June 30, 2024 and the years ended December 2023, 2022, 2021, 2020, and 2019, the Adviser reimbursed $73,574, $165,642, $136,979, $137,472, $166,039, and $174,521, in certain Class AAA expenses and $64,615, $134,962, $124,375, $104,669, $83,405, and $60,500 in certain Class I expenses to the Fund, respectively.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.03 (Class AAA), $(0.22) (Class A), $(0.33) (Class C), and $0.11 (Class I), respectively, and the net investment income (loss) ratio would have been 0.11% (Class AAA), (0.76)% (Class A), (1.37)% (Class C), and 0.38% (Class I), respectively.
(h)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli International Growth Fund, Inc. was incorporated on May 25, 1994 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on June 30, 1995.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	—	$157,834	$157,834
Communication Services	—	237,986	237,986
Computer Software and Services	—	200,876	200,876
Consumer Discretionary	—	4,222,401	4,222,401
Consumer Staples	—	2,655,931	2,655,931
Financials	$258,234	1,122,467	1,380,701
Health Care	—	3,834,861	3,834,861
Industrials	—	2,084,055	2,084,055
Information Technology	—	1,934,871	1,934,871
Materials	1,503,660	706,508	2,210,168
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,761,894	$17,157,790	$18,919,684

The Fund held no Level 3 investments at June 30, 2024 and December 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

Acquired Funds in addition to the Fund’s expenses. During the six months ended June 30, 2024, the Fund did not incur periodic expenses charged by Acquired Funds.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the years ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$256,016
Net long term capital gains	959,878
Total distributions paid	$1,215,894	*

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At June 30, 2024, there was no tax adjustment to the cost of investments.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class AAA Shares and Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2025 at no more than 1.25% and 1.00% of the value of its average daily net assets, respectively. For the six months ended June 30, 2024, the Adviser reimbursed the Fund in the amount of $138,189. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class AAA and Class I, respectively. The agreement is renewable annually. At June 30, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $942,288.

For the year ended December 31, 2021, expiring December 31, 2024	$242,141
For the year ended December 31, 2022, expiring December 31, 2025	261,354
For the year ended December 31, 2023, expiring December 31, 2026	300,604
For the six months ended June 30, 2024, expiring December 31, 2027	138,189
$942,288

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $388,777 and $1,451,667, respectively.

Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2024.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 23 days of borrowings during the six months ended June 30, 2024 was $137,783 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the six months ended June 30, 2024 was $363,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2024		Year Ended
	(Unaudited)		December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	6,937	$164,231	82,339	$2,056,278
Shares issued upon reinvestment of distributions	–	–	25,639	608,924
Shares redeemed	(89,900)	(2,167,632)	(125,907)	(3,049,692)
Net decrease	(82,963)	$(2,003,401)	(17,929)	$(384,490)

Class A
Shares sold	540	$12,951	1,482	$35,705
Shares issued upon reinvestment of distributions	–	–	1,064	25,350
Shares redeemed	(6,401)	(154,651)	(3,443)	(83,058)
Net decrease	(5,861)	$(141,700)	(897)	$(22,003)

Class C
Shares issued upon reinvestment of distributions	–	–	59	$1,199
Shares redeemed	(633)	$(12,851)	(1,120)	(22,893)
Net decrease	(633)	$(12,851)	(1,061)	$(21,694)

Class I
Shares sold	59,941	$1,467,769	39,255	$1,014,261
Shares issued upon reinvestment of distributions	–	–	18,978	457,751
Shares redeemed	(15,657)	(386,710)	(48,698)	(1,182,093)
Net increase	44,284	$1,081,059	9,535	$289,919

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q224SAR

GABELLI
FUNDS

GABELLI INTERNATIONAL GROWTH FUND, INC.

Semiannual Report
June 30, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli International Growth Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2024(d)	$23.67	$0.10		$0.32	$0.42	$—	$—	$—	$—	$24.09	1.77%	$8,460	0.87	%(e)	2.72	%(e)	1.26	%(e)(f)	2%
2023	22.10	0.15		2.95	3.10	(0.31)	(1.22)	(1.53)	—	23.67	13.98	10,277	0.61		2.76		1.25	(f)	11
2022	28.39	0.14		(6.34)	(6.20)	(0.09)	—	(0.09)	0.00	22.10	(21.84)	9,991	0.60		2.52		1.27	(f)	3
2021	26.87	0.25	(g)	2.16	2.41	(0.51)	(0.38)	(0.89)	—	28.39	8.97	15,353	0.87	(g)	2.16		1.25	(f)	12
2020	22.85	0.07		4.16	4.23	(0.20)	(0.01)	(0.21)	—	26.87	18.50	15,613	0.30		2.44		1.25	(f)	8
2019	19.67	0.60		4.23	4.83	(0.75)	(0.90)	(1.65)	0.00	22.85	24.50	15,021	2.68		2.43		1.26	(f)	6
Class A
2024(d)	$23.76	$(0.07)		$0.32	$0.25	$—	$—	$—	$—	$24.01	1.05%	$387	(0.62	)%(e)	2.72	%(e)	2.72	%(e)	2%
2023	22.23	(0.22)		2.95	2.73	—	(1.20)	(1.20)	—	23.76	12.28	522	(0.90)		2.76		2.75		11
2022	28.80	(0.15)		(6.42)	(6.57)	—	—	—	0.00	22.23	(22.81)	508	(0.68)		2.52		2.51		3
2021	27.26	(0.00	)(b)(g)	2.16	2.16	(0.24)	(0.38)	(0.62)	—	28.80	7.95	779	(0.00	)(g)(h)	2.16		2.16		12
2020	23.28	(0.21)		4.20	3.99	—	(0.01)	(0.01)	—	27.26	17.12	655	(0.92)		2.44		2.44		8
2019	20.03	0.35		4.27	4.62	(0.47)	(0.90)	(1.37)	0.00	23.28	23.02	513	1.56		2.43		2.43		6
Class C
2024(d)	$20.14	$(0.17)		$0.30	$0.13	$—	$—	$—	$—	$20.27	0.65%	$12	(1.65	)%(e)	3.47	%(e)	3.47	%(e)	2%
2023	18.97	(0.31)		2.50	2.19	—	(1.02)	(1.02)	—	20.14	11.53	25	(1.52)		3.51		3.50		11
2022	24.78	(0.29)		(5.52)	(5.81)	—	—	—	0.00	18.97	(23.45)	44	(1.44)		3.27		3.27		3
2021	23.48	(0.15	)(g)	1.83	1.68	—	(0.38)	(0.38)	—	24.78	7.17	126	(0.61	)(g)	2.91		2.91		12
2020	20.21	(0.31)		3.59	3.28	—	(0.01)	(0.01)	—	23.48	16.21	193	(1.54)		3.19		3.19		8
2019	17.48	0.13		3.74	3.87	(0.24)	(0.90)	(1.14)	0.00	20.21	22.11	238	0.66		3.18		3.18		6
Class I
2024(d)	$24.04	$0.14		$0.32	$0.46	$—	$—	$—	$—	$24.50	1.91%	$10,160	1.13	%(e)	2.47	%(e)	1.01	%(e)(f)	2%
2023	22.43	0.21		2.99	3.20	(0.35)	(1.24)	(1.59)	—	24.04	14.25	8,906	0.84		2.51		1.00	(f)	11
2022	28.87	0.19		(6.44)	(6.25)	(0.19)	—	(0.19)	0.00	22.43	(21.63)	8,094	0.85		2.27		1.02	(f)	3
2021	27.31	0.33	(g)	2.18	2.51	(0.57)	(0.38)	(0.95)	—	28.87	9.22	12,143	1.14	(g)	1.91		1.00	(f)	12
2020	23.16	0.11		4.25	4.36	(0.20)	(0.01)	(0.21)	—	27.31	18.81	10,030	0.47		2.19		1.00	(f)	8
2019	19.89	0.70		4.24	4.94	(0.77)	(0.90)	(1.67)	0.00	23.16	24.80	5,947	3.11		2.18		1.01	(f)	6

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during the six months ended June 30, 2024 and years ended December 31, 2023, 2022, 2021, 2020, and 2019. For the six months ended June 30, 2024 and year ended December 31, 2019, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25%, 1.25% (Class AAA), 2.71, 2.42% (Class A), 3.46, 3.17% (Class C), and 1.00%, 1.00% (Class I), respectively. For the years ended December 31, 2023, 2022, 2021, and 2020, there was no impact on the expense ratios.
(d)	For the six months ended June 30, 2024, unaudited.
(e)	Annualized.
(f)	Under an expense reimbursement agreement with the Adviser, for the six months ended June 30, 2024 and the years ended December 2023, 2022, 2021, 2020, and 2019, the Adviser reimbursed $73,574, $165,642, $136,979, $137,472, $166,039, and $174,521, in certain Class AAA expenses and $64,615, $134,962, $124,375, $104,669, $83,405, and $60,500 in certain Class I expenses to the Fund, respectively.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.03 (Class AAA), $(0.22) (Class A), $(0.33) (Class C), and $0.11 (Class I), respectively, and the net investment income (loss) ratio would have been 0.11% (Class AAA), (0.76)% (Class A), (1.37)% (Class C), and 0.38% (Class I), respectively.
(h)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony J. Colavita	$2,000
Werner J. Roeder	$2,000
Anthonie C. van Ekris	$1,500
Salvatore J. Zizza	$2,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of the Gabelli International Growth Fund, Inc. (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Board Members), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on February 12, 2024, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (Participating Organizations). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Independent Board Members reviewed the short, medium, and long-term performance (as of December 31, 2023) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional international large-cap growth funds, regardless of asset size or primary channel of distribution. The Board Members considered the Fund’s one-, three-, five-, and ten-year average annual total return for the periods ended December 31, 2023, but placed greater emphasis on the Fund’s longer term performance. The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the ten-year period and below the median for the one, three-, and five-year periods as measured against the Adviser Peer Group, and was above the median for the ten-year period and below the median for the one year, three year, and five year periods as measured against the Broadridge Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Adviser expense peer group (Adviser Expense Peer Group) and Broadridge expense peer group (Broadridge Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Adviser Expense Peer Group and Broadridge Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were above the median when compared to those of the Adviser Expense Peer Group and Broadridge Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro-forma Income Statements of the Adviser for the year ended December 31, 2023. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event of significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli International Growth Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.